Unaudited Condensed Statements of Changes in Stockholders’ Equity - USD ($)	Redeemable Convertible Preferred Stock SoundHound, Inc.	Common Stock SoundHound, Inc.	Common Stock	Additional Paid-in Capital SoundHound, Inc.	Additional Paid-in Capital	Accumulated Deficit SoundHound, Inc.	Accumulated Deficit	Accumulated Other Comprehensive Loss SoundHound, Inc.	SoundHound, Inc.	Total
Balance at Dec. 31, 2018	$ 223,641,000	$ 1,000		$ 22,456,000		$ (161,368,000)		$ (37,000)	$ (138,948,000)
Balance (in Shares) at Dec. 31, 2018	17,784,975	11,546,434
Cumulative effect adjustment from adoption of Topic 606						(6,947,000)			(6,947,000)
Issuance of common stock upon exercise of stock options				152,000					152,000
Issuance of common stock upon exercise of stock options (in Shares)		203,648
Other comprehensive gain, net of tax								31,000	31,000
Stock-based compensation				3,328,000					3,328,000
Net loss						(64,467,000)			(64,467,000)
Balance at Dec. 31, 2019	$ 223,641,000	$ 1,000		25,936,000		(232,782,000)		(6,000)	(206,851,000)
Balance (in Shares) at Dec. 31, 2019	17,784,975	11,750,082
Issuance of redeemable convertible series D-3 preferred stock	$ 15,000,000
Issuance of redeemable convertible series D-3 preferred stock (in Shares)	454,545
Conversion of convertible notes for redeemable convertible series D-3 preferred stock	$ 30,664,000
Conversion of convertible notes for redeemable convertible series D-3 preferred stock (in Shares)	766,293
Deemed dividend related to redeemable convertible series D-3A preferred stock exchange of redeemable convertible series D-3 preferred stock	$ 3,182,000			(3,182,000)					(3,182,000)
Deemed dividend related to redeemable convertible series D-3A preferred stock exchange of redeemable convertible series D-3 preferred stock (in Shares)
Issuance of common stock upon exercise of stock options				206,000					206,000	$ 4,367,677,000
Issuance of common stock upon exercise of stock options (in Shares)		59,367
Other comprehensive gain, net of tax								6,000	6,000
Stock-based compensation				4,423,000					4,423,000
Net loss						(58,081,000)			(58,081,000)
Balance at Sep. 30, 2020	$ 272,487,000	$ 1,000		27,383,000		(290,863,000)	$ (716)		(263,479,000)	(716)
Balance (in Shares) at Sep. 30, 2020	19,005,813	11,809,449
Balance at Dec. 31, 2019	$ 223,641,000	$ 1,000		25,936,000		(232,782,000)		(6,000)	(206,851,000)
Balance (in Shares) at Dec. 31, 2019	17,784,975	11,750,082
Issuance of D-3 preferred stock at $33.00 per share	$ 15,000,000
Issuance of D-3 preferred stock at $33.00 per share (in Shares)	454,545
Issuance of D-3 preferred stock at $40.00 per share	$ 1,000,000
Issuance of D-3 preferred stock at $40.00 per share (in Shares)	25,000
Conversion of convertible notes for D-3 preferred stock	$ 30,664,000
Conversion of convertible notes for D-3 preferred stock (in Shares)	766,293
Deemed dividend related to preferred stock exchange of D-3A to D-3	$ 3,182,000			(3,182,000)					(3,182,000)
Issuance of Series B preferred stock upon exercise of warrants	$ 200,000			1,931,000					1,931,000
Issuance of Series B preferred stock upon exercise of warrants (in Shares)	101,574
Issuance of common stock upon exercise of stock options				254,000					254,000
Issuance of common stock upon exercise of stock options (in Shares)		68,679
Other comprehensive gain, net of tax								5,000	5,000
Stock-based compensation				5,897,000					5,897,000
Net loss						(74,407,000)			(74,407,000)
Balance at Dec. 31, 2020	$ 273,687,000	$ 1,000		30,836,000		(307,189,000)	(716)	(1,000)	(276,353,000)	(716)
Balance (in Shares) at Dec. 31, 2020	19,132,387	11,818,761
Balance at Sep. 14, 2020
Balance (in Shares) at Sep. 14, 2020
Stock-based compensation
Net loss							(716)			(716)
Balance at Sep. 30, 2020	$ 272,487,000	$ 1,000		27,383,000		(290,863,000)	(716)		(263,479,000)	(716)
Balance (in Shares) at Sep. 30, 2020	19,005,813	11,809,449
Balance at Sep. 14, 2020
Balance (in Shares) at Sep. 14, 2020
Net loss									(74,407,000)
Balance at Dec. 31, 2020	$ 273,687,000	$ 1,000		30,836,000		(307,189,000)	(716)	(1,000)	(276,353,000)	(716)
Balance (in Shares) at Dec. 31, 2020	19,132,387	11,818,761
Sale of 12,000,000 Units through IPO			$ 1,200		119,998,800					120,000,000
Sale of 12,000,000 Units through IPO (in Shares)			12,000,000
Sale of 1,300,000 Units through over-allotment			$ 130		12,999,870					13,000,000
Sale of 1,300,000 Units through over-allotment (in Shares)			1,300,000
Sale of 416,000 Private Units in private placement			$ 42		4,159,958					4,160,000
Sale of 416,000 Private Units in private placement (in Shares)			416,000
Issuance of representative shares			$ 42		2,024,421					2,024,463
Issuance of representative shares (in Shares)			420,000
Common stock issued to initial stockholders			$ 345		24,655					25,000
Common stock issued to initial stockholders (in Shares)			3,450,000
Forfeiture of founder shares			$ (13)		13
Forfeiture of founder shares (in Shares)			(125,000)
Underwriting fee					(2,660,000)					(2,660,000)
Offering costs charged to the stockholders’ equity					(2,449,810)					(2,449,810)
Initial classification of warrant liability					(270,307)					(270,307)
Reclassification of offering costs related to Public Shares					4,779,936					4,779,936
Net loss							(154,573)			(154,573)
Subsequent measurement of common stock subject to possible redemption			$ (1,330)		(124,412,583)					(124,413,913)
Subsequent measurement of common stock subject to possible redemption (in Shares)			(13,300,000)
Subsequent measurement of common stock subject to redemption					(13,366,023)					(13,366,023)
Subsequent measurement of common stock subject to redemption (interest earned on trust account)					(3,878)					(3,878)
Balance at Jun. 30, 2021			$ 416		825,052		(155,289)			670,179
Balance (in Shares) at Jun. 30, 2021			4,161,000
Balance at Dec. 31, 2020	$ 273,687,000	$ 1,000		30,836,000		(307,189,000)	(716)	(1,000)	(276,353,000)	(716)
Balance (in Shares) at Dec. 31, 2020	19,132,387	11,818,761
Issuance of common stock warrants				3,843,000					3,843,000
Issuance of common stock warrants (in Shares)
Issuance of common stock upon exercise of stock options				1,905,000					1,905,000	5,402,617,000
Issuance of common stock upon exercise of stock options (in Shares)		392,064
Other comprehensive gain, net of tax								1,000	1,000
Stock-based compensation				4,049,000					4,049,000	13
Net loss						(56,893,000)			(56,893,000)
Balance at Sep. 30, 2021	$ 273,687,000	$ 1,000	$ 416	40,633,000	821,700	(364,082,000)	(346,364)		(323,448,000)	475,752
Balance (in Shares) at Sep. 30, 2021	19,132,387	12,210,825	4,161,000
Balance at Jun. 30, 2021			$ 416		825,052		(155,289)			670,179
Balance (in Shares) at Jun. 30, 2021			4,161,000
Net loss							(191,075)			(191,075)
Subsequent measurement of common stock subject to redemption (interest earned on trust account)					(3,352)					(3,352)
Balance at Sep. 30, 2021	$ 273,687,000	$ 1,000	$ 416	$ 40,633,000	$ 821,700	$ (364,082,000)	$ (346,364)		$ (323,448,000)	$ 475,752
Balance (in Shares) at Sep. 30, 2021	19,132,387	12,210,825	4,161,000